Taxation	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
TAXATION

13. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

As of December 31, 2024 and June 30, 2025, JYD SZGJHY, JYD SM, JYD XC, JYD BG, JYD XYX, JYD NJWL, JYD DS, JYD SHWL, JYD YCKJ, JNT, JYD EZWLKJ, and JYD EZGJ were recognized as small low-profit enterprises, and JYD WLKJ and JYD RHTD was recognized as a general taxpayer whose applicable tax rate is 25.0%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Low-profit Enterprises”.

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Current income tax expenses	253,886	45,240	6,320
Deferred income tax benefit	(926,279)	(632,118)	(88,302)
Total income tax benefit	(672,393)	(586,878)	(81,982)

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	(17,599,574)	9,781,017	1,366,331
Foreign	(2,386,953)	(8,239,927)	(1,151,052)
Total Loss before Income Taxes	(19,986,527)	1,541,090	215,279

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the six months ended June 30,
	2024	2025

PRC statutory income tax rate	25.0%	25.0%
Impact of different tax rates in other jurisdictions	(3.1)%	113.4%
Effect of preferential tax rate	(10.4)%	47.7%
Non-deductible items	1.4%	20.1%
Effect of government subsidies	0.0%	(347.3)%
Change in valuation allowance	(9.5)%	103.1%
Effective tax rate	3.4%	(38.0)%

The effect on government subsidies mainly resulted from the book-tax difference of subsidies received from the government through its chartered airline service provider. The government subsidies are not taxable under PRC tax regulation.

As of December 31, 2024 and June 30, 2025, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	17,516,642	20,443,839	2,855,842
Bad debt provision	3,911,723	3,018,366	421,642
Impairment charges	1,064,406	1,065,708	148,871
Lease liability	646,850	585,070	81,730
Less: Valuation allowance	(18,956,128)	(20,326,848)	(2,839,500)
Deferred tax assets, net of valuation allowance	4,183,493	4,786,135	668,585
Net off against deferred tax liabilities	(450,473)	(420,997)	(58,810)
Net deferred tax assets	3,733,020	4,365,138	609,775
	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	450,473	420,997	58,810
Total deferred tax liabilities	450,473	420,997	58,810
Net off against deferred tax assets	(450,473)	(420,997)	(58,810)
Net deferred tax liabilities	-	-	-

The movement of valuation allowance is as follows:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Beginning balance	12,738,069	18,956,128	2,648,022
Addition	6,205,515	1,382,374	193,106
Foreign exchange impact	12,544	(11,654)	(1,628)
Ending balance	18,956,128	20,326,848	2,839,500

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion of the recorded deferred tax assets will not be realized in future periods.

Total net operating losses carryforwards of the Group’s PRC enterprises is RMB119.2 million and RMB131 million as of December 31, 2024 and June 30, 2025, respectively. As of June 30, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2030, if not utilized. Net operating loss from Hong Kong of RMB 5.5 million can be carried forward indefinitely.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and June 30, 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended June 30, 2024 and 2025, the Group did not incur any interest and penalties related to potential underpaid income tax expenses. As of June 30, 2025, the tax years ended December 31, 2019 through 2024 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.